Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification of accumulated gain to income related to the sale of an associate	$ (3)	$ 0
Remeasurements on employee benefit plans	(39)	74
Accumulated other comprehensive loss [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges	1	0
Share of other comprehensive income of associates	18	18
Reclassification of accumulated gain to income related to the sale of an associate	(18)	0
Remeasurements on employee benefit plans	(95)	(57)
Accumulated other comprehensive (loss) income	$ (94)	$ (39)